Stockholders' Equity (Details) - Authorized And Issued Share Capital - $ / shares					12 Months Ended
	Aug. 16, 2023	Feb. 24, 2023	Feb. 23, 2023	Jan. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Ordinary shares, par value (in dollars per share)	$ 0.10				$ 0.10
Authorized share capital [Abstract]
Authorized shares: Balance at the start of the year (in shares)					315,000,000	255,000,000
Stock authorized during period (in shares)			60,000,000
Authorized shares: Balance at the end of the year (in shares)					315,000,000	315,000,000	255,000,000
Shares Issued
Issued : Balance at the start of the year (in shares)					264,080,391	229,263,598
Issue of common shares (in shares)					0	8,816,793
Share issued and subsequently repurchased (in shares)	1,000,000	10,000,000		15,000,000	0	26,000,000
Issued : Balance at the end of the year (in shares)					264,080,391	264,080,391	229,263,598
Treasury shares held by company (in shares)					19,153,570	11,498,355	315,511
Outstanding shares (in shares)					244,926,821	252,582,036